                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES OF
FREEDOM CASH MANAGEMENT FUND
FREEDOM GOVERNMENT SECURITIES FUND
FREEDOM TAX EXEMPT MONEY FUND

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights appearing on page 15 of the Prospectus present fairly, in all material respects, the financial position of Freedom Cash Management Fund and Freedom Government Securities Fund, (each a series of Freedom Mutual Fund) and Freedom Tax Exempt Money Fund (a series of Freedom Group of Tax Exempt Funds) (the "Funds") at December 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
February 13, 2001

                                                                   ANNUAL REPORT

          FREEDOM MUTUAL FUND
   FREEDOM GROUP OF TAX EXEMPT FUNDS
  STATEMENTS OF ASSETS AND LIABILITIES
           DECEMBER 31, 2000

                                                                 FREEDOM          FREEDOM         FREEDOM
                                                                   CASH          GOVERNMENT      TAX EXEMPT
                                                                MANAGEMENT       SECURITIES        MONEY
                                                                   FUND             FUND            FUND
                                                              --------------    ------------    ------------
ASSETS
   Investments, at amortized cost...........................  $3,177,729,966    $616,916,739    $464,761,562
   Cash.....................................................         892,547              --         355,904
   Receivable for Fund shares sold..........................      50,152,059       6,077,508       8,059,096
   Interest receivable......................................       1,247,674              --       3,071,658
   Prepaid expenses.........................................         246,304          12,962           9,736
   Other assets.............................................          65,871          18,473          21,495
                                                              --------------    ------------    ------------
   TOTAL ASSETS.............................................   3,230,334,421     623,025,682     476,279,451
                                                              --------------    ------------    ------------
LIABILITIES
   Payable for Fund shares redeemed.........................       5,074,681         615,184         653,246
   Payable to custodian bank................................              --         154,539              --
   Payable for investments purchased........................              --              --       1,029,882
   Dividends payable........................................       1,587,600         299,785         158,206
   Accrued expenses:
       Investment adviser's fee.............................       1,225,664         252,297         199,252
       Transfer agent and shareholder servicing fee.........         296,685          23,453          14,957
       Trustees' fee........................................           4,695              33             622
       Other................................................         307,614          69,955         100,309
                                                              --------------    ------------    ------------
   TOTAL LIABILITIES........................................       8,496,939       1,415,246       2,156,474
                                                              --------------    ------------    ------------
NET ASSETS..................................................  $3,221,837,482    $621,610,436    $474,122,977
                                                              ==============    ============    ============
NET ASSETS CONSIST OF:
   Capital paid in..........................................  $3,221,944,425    $621,643,357    $474,122,977
   Accumulated net realized loss............................        (106,943)        (32,921)             --
                                                              --------------    ------------    ------------
                                                              $3,221,837,482    $621,610,436    $474,122,977
                                                              ==============    ============    ============
SHARES ISSUED AND OUTSTANDING
 (UNLIMITED SHARES AUTHORIZED)..............................   3,221,984,829     621,607,804     474,105,608
                                                              --------------    ------------    ------------
NET ASSET VALUE PER SHARE...................................  $         1.00    $       1.00    $       1.00
                                                              ==============    ============    ============

                       See Notes to Financial Statements.          ANNUAL REPORT

          FREEDOM MUTUAL FUND
   FREEDOM GROUP OF TAX EXEMPT FUNDS
        STATEMENTS OF OPERATIONS
      YEAR ENDED DECEMBER 31, 2000

                                                                FREEDOM         FREEDOM        FREEDOM
                                                                  CASH        GOVERNMENT     TAX EXEMPT
                                                               MANAGEMENT     SECURITIES        MONEY
                                                                  FUND           FUND           FUND
                                                               ----------     ----------     ----------
INTEREST INCOME.............................................  $186,266,876    $34,351,201    $17,368,018
                                                              ------------    -----------    -----------
EXPENSES
   Investment adviser's fee.................................    13,266,167      2,706,871      2,114,233
   Transfer agent & shareholder services....................     3,731,200        279,220        180,500
   Custodian................................................       385,820         99,695         82,984
   Compensation of Trustees.................................        60,195         14,300         11,670
   Audit....................................................        41,100         12,810         36,160
   Legal....................................................        50,340          8,340         30,420
   Printing, postage and stationery.........................       189,930         21,510         26,140
   Membership dues..........................................        53,139          9,719          7,600
   Registration expense.....................................       251,575         73,965         65,465
   Insurance expense........................................       378,305          9,156          6,985
   Other....................................................           355             --             --
                                                              ------------    -----------    -----------
   TOTAL EXPENSES...........................................    18,408,126      3,235,586      2,562,157
                                                              ------------    -----------    -----------
   LESS EXPENSE REDUCTIONS..................................            --             --        (28,024)
                                                              ------------    -----------    -----------
   NET EXPENSES.............................................    18,408,126      3,235,586      2,534,133
                                                              ------------    -----------    -----------
NET INVESTMENT INCOME.......................................   167,858,750     31,115,615     14,833,885
                                                              ------------    -----------    -----------
NET REALIZED LOSS ON INVESTMENTS............................          (976)        (3,802)            --
                                                              ------------    -----------    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $167,857,774    $31,111,813    $14,833,885
                                                              ============    ===========    ===========

                       See Notes to Financial Statements.          ANNUAL REPORT

          FREEDOM MUTUAL FUND
   FREEDOM GROUP OF TAX EXEMPT FUNDS
  STATEMENTS OF CHANGES IN NET ASSETS

                                                       FREEDOM                              FREEDOM
                                                 CASH MANAGEMENT FUND             GOVERNMENT SECURITIES FUND
                                          ----------------------------------   ---------------------------------
                                             YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                            DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                2000              1999              2000              1999
                                          ----------------   ---------------   ---------------   ---------------
INCREASE IN NET ASSETS FROM:
OPERATIONS:
   Net investment income................  $    167,858,750   $   112,883,042   $    31,115,615   $    20,185,969
   Net realized gain (loss) from
    investments.........................              (976)           (1,978)           (3,802)            1,236
                                          ----------------   ---------------   ---------------   ---------------
   Net increase in net assets resulting
    from operations.....................       167,857,774       112,881,064        31,111,813        20,187,205
DIVIDENDS TO
 SHAREHOLDERS...........................      (167,858,750)     (112,883,042)      (31,115,615)      (20,185,969)
                                          ----------------   ---------------   ---------------   ---------------
                                                      (976)           (1,978)           (3,802)            1,236
                                          ----------------   ---------------   ---------------   ---------------
CAPITAL SHARE TRANSACTIONS:
 (At Net Asset Value of $1 per share)
   Proceeds from sale of shares.........    11,760,119,190     9,704,052,388     2,025,872,165     1,479,913,398
   Net asset value of shares issued to
    shareholders in reinvestment of
    dividends...........................       162,545,324       109,959,106        30,269,222        19,803,403
   Cost of shares redeemed..............   (11,352,248,109)   (9,492,882,406)   (1,916,334,989)   (1,461,427,162)
                                          ----------------   ---------------   ---------------   ---------------
    Net increase from capital share
      transactions......................       570,416,405       321,129,088       139,806,398        38,289,639
                                          ----------------   ---------------   ---------------   ---------------
   Net increase in net assets...........       570,415,429       321,127,110       139,802,596        38,290,875
NET ASSETS:
   Beginning of period..................     2,651,422,053     2,330,294,943       481,807,840       443,516,965
                                          ----------------   ---------------   ---------------   ---------------
   End of period........................  $  3,221,837,482   $ 2,651,422,053   $   621,610,436   $   481,807,840
                                          ================   ===============   ===============   ===============

                                                       FREEDOM
                                                TAX EXEMPT MONEY FUND
                                          ---------------------------------
                                            YEAR ENDED        YEAR ENDED
                                           DECEMBER 31,      DECEMBER 31,
                                               2000              1999
                                          ---------------   ---------------
INCREASE IN NET ASSETS FROM:
OPERATIONS:
   Net investment income................  $    14,833,885   $     9,541,574
   Net realized gain (loss) from
    investments.........................               --                --
                                          ---------------   ---------------
   Net increase in net assets resulting
    from operations.....................       14,833,885         9,541,574
DIVIDENDS TO
 SHAREHOLDERS...........................      (14,833,885)       (9,541,574)
                                          ---------------   ---------------
                                                       --                --
                                          ---------------   ---------------
CAPITAL SHARE TRANSACTIONS:
 (At Net Asset Value of $1 per share)
   Proceeds from sale of shares.........    1,818,177,435     1,551,428,470
   Net asset value of shares issued to
    shareholders in reinvestment of
    dividends...........................       14,294,587         9,220,569
   Cost of shares redeemed..............   (1,725,424,448)   (1,548,966,650)
                                          ---------------   ---------------
    Net increase from capital share
      transactions......................      107,047,574        11,682,389
                                          ---------------   ---------------
   Net increase in net assets...........      107,047,574        11,682,389
NET ASSETS:
   Beginning of period..................      367,075,403       355,393,014
                                          ---------------   ---------------
   End of period........................  $   474,122,977   $   367,075,403
                                          ===============   ===============

                       See Notes to Financial Statements.          ANNUAL REPORT

                          FREEDOM CASH MANAGEMENT FUND

                      INVESTMENTS AS OF DECEMBER 31, 2000

 PRINCIPAL             MATURITY
  AMOUNT       RATE      DATE           VALUE
 ---------     ----    --------         -----
COMMERCIAL PAPER -- 63.4%
ABBEY NATIONAL NORTH AMERICA CORP.
$25,000,000   6.550%  01/04/2001 $   24,986,354
 25,000,000   6.540%  01/08/2001     24,968,208
 25,000,000   6.520%  01/19/2001     24,918,500
  2,728,000   6.530%  01/24/2001      2,716,619

AMERICAN EXPRESS CREDIT CORP.
 15,000,000   6.470%  01/26/2001     14,932,604
 42,350,000   6.450%  01/30/2001     42,129,956
 22,775,000   6.510%  02/02/2001     22,643,209
 17,500,000   6.420%  02/13/2001     17,365,803

AMERICAN GENERAL CORP.
 10,000,000   6.530%  01/18/2001      9,969,164
 15,000,000   6.530%  01/19/2001     14,951,025
 25,000,000   6.500%  01/22/2001     24,905,208
 15,000,000   6.570%  01/25/2001     14,934,300
 10,000,000   6.500%  02/06/2001      9,935,000

AMERICAN GENERAL FINANCE CORP.
 25,000,000   6.500%  01/08/2001     24,968,403

AMERICAN TELEPHONE & TELEGRAPH CO.
 32,000,000   6.500%  01/05/2001     31,976,888
 12,195,000   6.520%  01/05/2001     12,186,165
 15,000,000   6.520%  01/12/2001     14,970,117
 25,000,000   6.725%  07/19/2001     25,000,000

ASSOCIATES FIRST CAPITAL CORP.
 25,000,000   6.500%  01/11/2001     24,954,861
 14,150,000   6.520%  01/19/2001     14,103,871
 10,000,000   6.510%  01/23/2001      9,960,217
 25,000,000   6.520%  01/25/2001     24,891,333
 25,000,000   6.520%  01/31/2001     24,864,167

BANK OF MONTREAL
 24,000,000   6.560%  01/16/2001     23,934,400

BANK OF NOVA SCOTIA
 15,000,000   6.420%  02/14/2001     14,882,300
 25,000,000   6.410%  02/20/2001     24,777,430
 20,000,000   6.340%  02/22/2001     19,816,844

BRITISH TELECOMMUNICATIONS PLC
 25,000,000   6.853%  10/09/2001     25,000,000

 PRINCIPAL             MATURITY
  AMOUNT       RATE      DATE           VALUE
 ---------     ----    --------         -----
CAPITAL ONE FUNDING
$67,507,000   6.800%  01/04/2001 $   67,507,000

CHEVRON TRANSPORT CORP.
 10,000,000   6.530%  01/11/2001      9,981,861
 10,000,000   6.520%  01/12/2001      9,980,078

CHEVRON UK INVESTMENT PLC
 15,000,000   6.520%  01/10/2001     14,975,550
 20,000,000   6.550%  01/19/2001     19,934,500

COMMERZBANK U.S. FINANCE, INC.
 10,000,000   6.420%  02/01/2001      9,944,717

CREDIT SUISSE FIRST BOSTON, INC.
 25,000,000   6.430%  02/13/2001     24,807,993

DEXIA CLF FINANCE CO.
 25,000,000   6.540%  01/09/2001     24,963,667
 10,000,000   6.550%  01/16/2001      9,972,708
 25,000,000   6.520%  02/14/2001     24,800,778
 35,000,000   6.360%  03/12/2001     34,567,167
  5,000,000   6.360%  03/14/2001      4,936,400

E.I. DUPONT DE NEMOURS & CO.
  9,200,000   6.300%  01/30/2001      9,153,310

FORD MOTOR CREDIT COMPANY
 16,000,000   6.540%  01/04/2001     15,991,280
  5,000,000   6.530%  01/12/2001      4,990,024
 34,000,000   6.500%  01/22/2001     33,871,083
 25,000,000   6.530%  01/23/2001     24,900,236
 10,000,000   6.490%  01/26/2001      9,954,931
 10,000,000   6.440%  02/09/2001      9,930,233

GENERAL ELECTRIC CAPITAL CORP.
 10,000,000   6.530%  01/08/2001      9,987,303
  4,000,000   6.520%  01/09/2001      3,994,204
 25,000,000   6.520%  01/11/2001     24,954,722
  8,000,000   6.500%  01/16/2001      7,978,333
  2,500,000   6.520%  01/17/2001      2,492,756
  2,000,000   6.520%  01/18/2001      1,993,842
 22,485,000   6.540%  01/22/2001     22,399,220
 10,400,000   6.530%  01/26/2001     10,352,839

                       See Notes to Financial Statements.          ANNUAL REPORT

                          FREEDOM CASH MANAGEMENT FUND

 PRINCIPAL             MATURITY
  AMOUNT       RATE      DATE           VALUE
 ---------     ----    --------         -----
COMMERCIAL PAPER -- (CONTINUED)
GENERAL ELECTRIC CAPITAL SERVICES INC.
$ 6,600,000   6.530%  01/12/2001 $    6,586,831
  9,000,000   6.520%  01/16/2001      8,975,550

GENERAL MOTORS ACCEPTANCE CORP.
 10,000,000   6.550%  01/04/2001      9,994,542
  3,000,000   6.520%  01/08/2001      2,996,197
  4,000,000   6.510%  01/09/2001      3,994,213
 30,000,000   6.510%  01/10/2001     29,951,175
 10,000,000   6.530%  01/17/2001      9,970,978
 22,000,000   6.520%  01/18/2001     21,932,264
 16,000,000   6.540%  01/19/2001     15,947,680
  4,550,000   6.500%  01/26/2001      4,529,462

GLAXO WELLCOME PLC
 32,900,000   6.540%  01/17/2001     32,804,371
 10,000,000   6.430%  02/07/2001      9,933,914
 28,800,000   6.320%  03/07/2001     28,471,360

GLAXO WELLCOME INC.
 18,825,000   6.490%  01/23/2001     18,750,338

GOLDMAN SACHS GROUP INC.
  6,000,000   6.560%  01/02/2001      5,998,907
 18,000,000   6.560%  01/17/2001     17,947,520
 15,000,000   6.560%  01/18/2001     14,953,533
 12,000,000   6.560%  01/19/2001     11,960,640
 12,000,000   6.450%  02/01/2001     11,933,350
 10,000,000   6.440%  02/05/2001      9,937,389
 27,000,000   6.520%  02/05/2001     26,828,850

HALIFAX PLC
 15,000,000   6.490%  01/08/2001     14,981,071
 25,000,000   6.490%  01/09/2001     24,963,944
 25,000,000   6.510%  01/16/2001     24,932,188
  2,100,000   6.480%  02/05/2001      2,086,770
 25,000,000   6.500%  02/05/2001     24,842,014

J.P. MORGAN & CO., INC.
 25,000,000   6.550%  01/10/2001     24,959,063
 25,000,000   6.689%  03/16/2001     25,000,000

 PRINCIPAL             MATURITY
  AMOUNT       RATE      DATE           VALUE
 ---------     ----    --------         -----
LELAND STANFORD JR. UNIVERSITY
$17,000,000   6.470%  02/05/2001 $   16,893,065

MEDICAL BUILDING FUNDING VIII
 22,100,000   6.690%  01/26/2001     21,997,327

MERRILL LYNCH & CO. INC.
 15,000,000   6.510%  01/09/2001     14,978,300
 25,000,000   6.510%  01/17/2001     24,927,667
 25,000,000   6.530%  01/18/2001     24,922,910
 10,000,000   6.500%  01/19/2001      9,967,500
 25,000,000   6.580%  01/25/2001     24,890,333

METROPOLITAN LIFE FUNDING INC.
 25,000,000   6.200%  03/21/2001     24,659,861

NORTHERN ROCK PLC
 15,000,000   6.530%  01/16/2001     14,959,188
 10,000,000   6.540%  01/16/2001      9,972,750
 18,100,000   6.580%  01/16/2001     18,050,376
 25,000,000   6.686%  04/20/2001     25,000,000

PRUDENTIAL FUNDING CORP.
 12,000,000   6.540%  01/03/2001     11,995,640
 15,000,000   6.500%  01/04/2001     14,991,875
 25,000,000   6.530%  01/05/2001     24,981,861
 12,500,000   6.520%  01/11/2001     12,477,361
 10,000,000   6.540%  01/16/2001      9,972,750
  9,000,000   6.460%  01/31/2001      8,951,550
 10,000,000   6.400%  02/05/2001      9,937,778
  5,725,000   6.210%  04/05/2001      5,632,169

SCOTIABANK, INC.
 15,000,000   6.650%  01/05/2001     14,988,917

SOCIETE GENERALE NORTH AMERICA
 25,000,000   6.520%  01/02/2001     24,995,472

TORONTO DOMINION HOLDINGS USA INC.
 25,000,000   6.510%  01/03/2001     24,990,958
 25,000,000   6.340%  03/12/2001     24,691,806

UNILEVER CAPITAL CORP.
 25,000,000   6.480%  02/09/2001     24,824,500
 10,000,000   6.708%  09/07/2001     10,000,000

                       See Notes to Financial Statements.          ANNUAL REPORT

                          FREEDOM CASH MANAGEMENT FUND

 PRINCIPAL             MATURITY
  AMOUNT       RATE      DATE           VALUE
 ---------     ----    --------         -----
COMMERCIAL PAPER -- (CONTINUED)
USAA CAPITAL CORP.
$ 7,500,000   6.510%  01/19/2001 $    7,475,588
  3,808,000   6.470%  01/25/2001      3,791,575
  7,030,000   6.510%  01/25/2001      6,999,490
  2,700,000   6.380%  02/12/2001      2,679,903
 10,500,000   6.380%  02/21/2001     10,405,098

VENTURES BUSINESS TRUST
 25,000,000   6.600%  01/24/2001     24,894,583
 25,000,000   6.600%  01/29/2001     24,871,667

WELLS FARGO & COMPANY
 25,000,000   6.530%  01/30/2001     24,868,493
 10,000,000   6.510%  02/02/2001      9,942,133
 13,300,000   6.500%  02/16/2001     13,189,536
                                 --------------
TOTAL COMMERCIAL PAPER........    2,044,893,775
                                 --------------
MUNICIPAL SECURITIES -- 1.5%

MISSISSIPPI BUSINESS FINANCE CORP. TAXABLE
INDUSTRIAL DEVELOPMENT REVENUE BONDS
 10,000,000   6.850%  01/02/2001     10,000,000

WAYNE COUNTY, MICHIGAN G.O.
 28,731,000   6.600%  03/08/2001     28,731,000
  9,800,000   6.600%  07/12/2001      9,800,000
                                 --------------
TOTAL MUNICIPAL SECURITIES....       48,531,000
                                 --------------

STRUCTURED FINANCE -- 33.7%
ASSET SECURITIZATION COOPERATIVE CORP.
 10,000,000   6.560%  01/08/2001      9,987,244
 25,000,000   6.550%  01/10/2001     24,959,063
  7,000,000   6.560%  01/11/2001      6,987,244
 15,000,000   6.530%  01/17/2001     14,956,467
 17,850,000   6.550%  01/23/2001     17,778,550
 25,000,000   6.570%  01/23/2001     24,899,625

CIESCO L.P.
  5,000,000   6.550%  01/26/2001      4,977,257
 16,000,000   6.400%  02/06/2001     15,897,600
 14,000,000   6.400%  02/07/2001     13,907,911
 25,000,000   6.350%  02/14/2001     24,805,972
 10,000,000   6.350%  02/16/2001      9,918,861

 PRINCIPAL             MATURITY
  AMOUNT       RATE      DATE           VALUE
 ---------     ----    --------         -----
COOPERATIVE ASSOCIATION OF TRACTOR
  DEALERS INC. -- A
$ 4,300,000   6.620%  01/03/2001 $    4,298,419
  2,500,000   6.720%  01/04/2001      2,498,600
  4,400,000   6.570%  01/11/2001      4,391,970
  2,700,000   6.670%  01/12/2001      2,694,497
  3,100,000   6.550%  01/18/2001      3,090,412
  5,300,000   6.650%  01/19/2001      5,282,378
  3,000,000   6.650%  01/22/2001      2,988,363
  2,400,000   6.620%  01/25/2001      2,389,408
  4,100,000   6.580%  01/30/2001      4,078,268
  7,900,000   6.600%  01/30/2001      7,857,998
 11,100,000   6.520%  02/12/2001     11,015,566
  1,000,000   6.500%  02/14/2001        992,056
  5,100,000   6.550%  02/15/2001      5,058,244
 12,900,000   6.470%  02/20/2001     12,784,079
  2,000,000   6.420%  03/06/2001      1,977,173
 17,900,000   6.400%  03/12/2001     17,677,244
  3,000,000   6.280%  03/22/2001      2,958,133
  3,800,000   6.480%  03/22/2001      3,745,280
  2,500,000   6.150%  04/27/2001      2,450,458
  1,000,000   6.200%  06/04/2001        973,478

COOPERATIVE ASSOCIATION OF TRACTOR
  DEALERS INC. -- B
  5,000,000   6.720%  01/03/2001      4,998,133
  1,525,000   6.570%  01/16/2001      1,520,825
  5,000,000   6.570%  01/23/2001      4,979,925
  1,800,000   6.670%  01/24/2001      1,792,330
 10,600,000   6.580%  02/02/2001     10,538,002
  2,000,000   6.570%  02/06/2001      1,986,860
  1,000,000   6.550%  02/07/2001        993,268
  4,000,000   6.550%  02/13/2001      3,968,705
  3,915,000   6.550%  02/15/2001      3,882,946
  2,000,000   6.400%  03/08/2001      1,976,533
  1,200,000   6.400%  03/12/2001      1,185,067
  4,000,000   6.370%  03/13/2001      3,949,748
 10,700,000   6.350%  03/19/2001     10,554,673
  1,600,000   6.500%  03/30/2001      1,574,578

DELAWARE FUNDING CORP.
 20,000,000   6.540%  01/19/2001     19,934,600
 11,500,000   6.580%  01/22/2001     11,455,859

                       See Notes to Financial Statements.          ANNUAL REPORT

                          FREEDOM CASH MANAGEMENT FUND

 PRINCIPAL             MATURITY
  AMOUNT       RATE      DATE           VALUE
 ---------     ----    --------         -----
STRUCTURED FINANCE -- (CONTINUED)
DELAWARE FUNDING CORP. -- (CONTINUED)
$15,000,000   6.540%  01/24/2001 $   14,937,325
 18,072,000   6.530%  01/26/2001     17,990,049
 13,300,000   6.600%  01/29/2001     13,231,727
  4,490,000   6.500%  02/07/2001      4,460,004
 17,500,000   6.400%  02/26/2001     17,325,778

EDISON ASSET SECURITIZATION CORP.
 25,000,000   6.520%  01/04/2001     24,986,417
 15,000,000   6.520%  01/09/2001     14,978,267
 10,000,000   6.540%  01/10/2001      9,983,650
 10,000,000   6.510%  01/12/2001      9,980,108
 15,000,000   6.520%  01/12/2001     14,970,117
  5,000,000   6.520%  01/16/2001      4,986,417
 19,000,000   6.520%  01/17/2001     18,944,942

FALCON ASSET SECURITIZATION CORP.
  8,500,000   6.590%  01/03/2001      8,496,888
 25,000,000   6.580%  01/10/2001     24,958,875
 21,500,000   6.520%  02/08/2001     21,352,032
 20,000,000   6.450%  02/12/2001     19,849,500
 25,000,000   6.440%  02/14/2001     24,803,222

NEW CENTER ASSET TRUST
 25,000,000   6.520%  01/10/2001     24,959,250
 25,000,000   6.520%  01/18/2001     24,923,028
  8,000,000   6.480%  02/02/2001      7,953,920
 12,000,000   6.420%  02/13/2001     11,907,980
 30,000,000   6.360%  02/28/2001     29,692,600

OLD LINE FUNDING CORP.
  3,800,000   6.580%  01/02/2001      3,799,305
 17,000,000   6.590%  01/02/2001     16,996,888
 10,000,000   6.600%  01/02/2001      9,998,167
 15,000,000   6.610%  01/03/2001     14,994,492
 10,200,000   6.660%  01/04/2001     10,194,339
  2,670,000   6.640%  01/09/2001      2,666,060
 12,000,000   6.640%  01/10/2001     11,980,080

 PRINCIPAL             MATURITY
  AMOUNT       RATE      DATE           VALUE
 ---------     ----    --------         -----
SHEFFIELD RECEIVABLES CORP.
$ 2,177,000   6.550%  01/02/2001 $    2,176,604
 25,000,000   6.600%  01/25/2001     24,890,000
 10,000,000   6.570%  01/31/2001      9,945,250
 35,000,000   6.380%  02/26/2001     34,652,644

SIGMA FINANCE CORP.
 25,000,000   6.560%  01/08/2001     24,968,111
 25,000,000   6.550%  01/12/2001     24,949,965
 10,000,000   6.670%  01/19/2001      9,966,650
 15,000,000   6.530%  01/22/2001     14,942,863
  3,700,000   6.530%  01/24/2001      3,684,564
 10,000,000   6.600%  01/30/2001      9,946,833
  4,000,000   6.530%  02/14/2001      3,968,076
  7,300,000   6.520%  02/26/2001      7,225,962

THUNDER BAY FUNDING INC.
 31,675,000   6.620%  01/05/2001     31,651,701
 25,000,000   6.590%  01/11/2001     24,954,236
 11,300,000   6.590%  01/12/2001     11,277,246
  1,800,000   6.600%  01/18/2001      1,794,339

TRIPLE A ONE FUNDING CORP.
  8,714,000   6.560%  01/02/2001      8,712,412
 25,000,000   6.560%  01/03/2001     24,990,889
  8,145,000   6.590%  01/08/2001      8,134,563
  8,990,000   6.600%  01/26/2001      8,948,796
  2,670,000   6.490%  02/07/2001      2,652,190
                                 --------------
TOTAL STRUCTURED FINANCE......    1,084,305,191
                                 --------------
TOTAL INVESTMENTS -- 98.6%....    3,177,729,966(a)
Other Assets & Liabilities,
Net -- 1.4%...................       44,107,516
                                 --------------
TOTAL NET ASSETS -- 100.0%....   $3,221,837,482
                                 ==============

-----------
(a) COST FOR TAX PURPOSES IS THE SAME.


                       See Notes to Financial Statements.          ANNUAL REPORT

                       FREEDOM GOVERNMENT SECURITIES FUND

                      INVESTMENTS AS OF DECEMBER 31, 2000

 PRINCIPAL             MATURITY
  AMOUNT       RATE      DATE         VALUE
 ---------     ----    --------       -----
U.S. GOVERNMENT AGENCY   ISSUES -- 99.2%
FEDERAL FARM CREDIT BANK DISCOUNT NOTES --
15.9%
$ 9,000,000   6.380%   01/03/01   $  8,996,810
  2,300,000   6.430%   01/04/01      2,298,768
  1,000,000   6.410%   01/10/01        998,398
  4,000,000   6.170%   01/16/01      3,989,717
 19,300,000   6.180%   01/23/01     19,227,110
 15,000,000   6.330%   01/30/01     14,923,513
 12,100,000   6.420%   02/02/01     12,030,949
 12,725,000   6.400%   02/05/01     12,645,822
 11,460,000   6.150%   02/20/01     11,362,113
  9,920,000   6.190%   03/01/01      9,819,364
  2,822,000   6.050%   03/19/01      2,785,483
                                  ------------
TOTAL FEDERAL FARM CREDIT BANK
  DISCOUNT NOTES...............     99,078,047
                                  ------------

FEDERAL HOME LOAN BANK DISCOUNT NOTES -- 83.3%
  5,975,000   6.430%   01/03/01      5,972,866
 32,600,000   6.440%   01/03/01     32,588,336
 25,000,000   6.425%   01/05/01     24,982,153
  3,700,000   6.440%   01/05/01      3,697,352
 10,000,000   6.415%   01/10/01      9,983,963
 20,575,000   6.430%   01/10/01     20,541,926
 14,100,000   6.440%   01/10/01     14,077,299
 22,250,000   6.420%   01/12/01     22,206,353
 11,850,000   6.430%   01/12/01     11,826,718
  8,550,000   6.450%   01/12/01      8,533,149
  6,000,000   6.430%   01/17/01      5,982,853
 20,470,000   6.440%   01/17/01     20,411,410

 PRINCIPAL             MATURITY
  AMOUNT       RATE      DATE         VALUE
 ---------     ----    --------       -----
FEDERAL HOME LOAN BANK DISCOUNT NOTES --
(CONTINUED)
$50,031,000   6.420%   01/19/01   $ 49,870,402
  6,585,000   6.440%   01/19/01      6,563,796
 49,600,000   6.420%   01/24/01     49,396,557
 12,000,000   6.415%   01/26/01     11,946,542
  4,290,000   6.420%   01/26/01      4,270,874
 10,000,000   6.420%   01/31/01      9,946,500
  5,800,000   6.360%   02/02/01      5,767,211
  8,554,000   6.315%   02/07/01      8,498,481
 12,000,000   6.320%   02/07/01     11,922,053
 14,700,000   6.340%   02/07/01     14,604,213
 10,125,000   6.328%   02/09/01     10,055,588
  1,800,000   6.340%   02/09/01      1,787,637
 15,000,000   6.400%   02/09/01     14,896,000
 32,450,000   6.410%   02/14/01     32,195,772
  2,100,000   6.310%   02/16/01      2,083,068
 23,650,000   6.210%   02/21/01     23,441,939
 19,400,000   6.150%   02/23/01     19,224,349
  1,120,000   6.100%   03/01/01      1,108,803
  4,150,000   6.060%   03/02/01      4,108,085
 24,250,000   6.255%   03/02/01     23,997,194
 16,900,000   6.280%   03/07/01     16,708,373
 11,882,000   6.240%   03/14/01     11,733,713
  2,967,000   6.000%   05/02/01      2,907,164
                                  ------------
                                   517,838,692
                                  ------------
TOTAL INVESTMENTS -- 99.2%.....    616,916,739(a)
Other Assets & Liabilities
  Net -- 0.8%..................      4,693,697
                                  ------------
TOTAL NET ASSETS -- 100.0%.....   $621,610,436
                                  ============

------------
(a) COST FOR TAX PURPOSES IS THE SAME.

                       See Notes to Financial Statements.          ANNUAL REPORT

                         FREEDOM TAX EXEMPT MONEY FUND

                      INVESTMENTS AS OF DECEMBER 31, 2000

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
MUNICIPAL SECURITIES -- 98.0%
ALABAMA -- 3.8%
$ 2,500,000   Birmingham (AMBAC/Societe
                Generale) 4.75% 1-03-01....  $  2,500,000
  2,000,000   Birmingham-Carroway Special
                Care Facilities Finance
                Authority (AmSouth LOC)
                4.90% 1-03-01..............     2,000,000
  3,880,000   Chatom PCR (NRUCFC) 5.05%
                1-03-01....................     3,880,000
  4,500,000   Daphne-Villa Special Care
                Facilities Finance
                Authority (AmSouth LOC)
                5.00% 1-03-01..............     4,500,000
  5,165,000   Mobile IDB 4.75% 1-03-01
                (Wachovia LOC).............     5,165,000
                                             ------------
                                               18,045,000
                                             ------------
ARIZONA -- 3.4%
 13,000,000   Apache County IDA (Toronto
                Dominion LOC) 4.85%
                1-03-01....................    13,000,000
  3,000,000   University of Arizona
                (AMBAC/Bayerische
                Landesbank) 4.75%
                1-03-01....................     3,000,000
                                             ------------
                                               16,000,000
                                             ------------
CALIFORNIA -- 2.3%
  5,000,000   California Higher Education
                Loan Authority (National
                Westminster LOC) 4.75%
                1-03-01....................     5,000,000
  5,000,000   California Higher Education
                Loan Authority (SLMA) 4.40%
                7-01-01....................     5,000,000
  1,050,000   Los Angeles Regional Airport
                Authority (Wachovia LOC)
                4.95% 1-02-01..............     1,050,000
                                             ------------
                                               11,050,000
                                             ------------

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
COLORADO -- 2.9%
$ 3,400,000   Adams County IDA (Citibank
                LOC) 4.75% 1-04-01.........  $  3,400,000
  9,500,000   Colorado HFA (MBIA/Credit
                Suisse) 4.70% 1-04-01......     9,500,000
  1,080,000   La Plata County PCR 4.30%
                3-01-01....................     1,080,000
                                             ------------
                                               13,980,000
                                             ------------
DISTRICT OF COLUMBIA -- 1.0%
  4,600,000   District of Columbia (Societe
                Generale LOC) 5.10%
                1-02-01....................     4,600,000
                                             ------------
FLORIDA -- 5.6%
  4,600,000   Collier County HFA (First
                Union LOC) 4.50% 1-03-01...     4,600,000
  5,000,000   Florida Municipal Power
                Agency (First Union LOC)
                4.20% 2-08-01..............     5,000,000
  4,000,000   Jacksonville Capital Project
                (AMBAC/SunTrust; Bank of
                America; Bank One) 4.65%
                1-03-01....................     4,000,000
  3,000,000   Jacksonville Electric
                Authority (Morgan Guaranty
                LOC) 4.10% 1-05-01.........     3,000,000
  1,000,000   Putnam County (NRUCFC) 4.125%
                6-15-01....................     1,000,000
  4,000,000   Sarasota County PHD (Sun
                Trust LOC) 4.30% 1-16-01...     4,000,000
  5,000,000   West Orange HCD (Sun Trust
                LOC) 4.70% 1-04-01.........     5,000,000
                                             ------------
                                               26,600,000
                                             ------------
GEORGIA -- 5.4%
  5,000,000   Clayton County (Commerzbank
                LOC) 4.70% 1-03-01.........     5,000,000
  3,000,000   Metropolitan Atlanta Rapid
                Transit Authority
                (Bayerische Landesbank/West
                Deutsche Landesbank LOC's)
                4.80% 1-03-01..............     3,000,000

                       See Notes to Financial Statements.          ANNUAL REPORT

                         FREEDOM TAX EXEMPT MONEY FUND

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
MUNICIPAL SECURITIES -- (CONTINUED)
GEORGIA -- (CONTINUED)
$ 5,000,000   Municipal Electric Authority
                of Georgia (ABN Amro LOC)
                4.95% 1-03-01..............  $  5,000,000
  2,800,000   Private Colleges &
                Universities Facility
                Authority 4.60% 1-03-01....     2,800,000
  5,000,000   Savannah Authority (Wachovia
                LOC) 4.75% 1-03-01.........     5,000,000
  5,000,000   Southern Georgia Hospital
                Authority (AMBAC/Wachovia)
                4.90% 1-03-01..............     5,000,000
                                             ------------
                                               25,800,000
                                             ------------
HAWAII -- 1.4%
  6,500,000   Honolulu (Landesbank
                Hessen-Thuringen LOC) 5.00%
                1-03-01....................     6,500,000
                                             ------------
ILLINOIS -- 13.7%
  3,000,000   Alton Health Facilities
                Revenue Bonds (Escrowed in
                U.S. Government Securities)
                7.20% 2-15-01..............     3,070,229
  1,000,000   Chicago (Landesbank Hessen-
                Thuringen LOC) 4.25%
                1-03-02....................     1,000,000
  1,200,000   Chicago O'Hare International
                Airport Authority (Societe
                Generale LOC) 4.90%
                1-03-01....................     1,200,000
  1,000,000   Cook County (Escrowed in U.S.
                Government Securities)
                6.40% 11-01-01.............     1,018,860
  8,610,000   Elmhurst Health Commission
                (Dexia LOC) 4.85%
                1-04-01....................     8,610,000
  1,000,000   Illinois Development Finance
                Authority (ABN Amro LOC)
                4.90% 1-03-01..............     1,000,000
  2,000,000   Illinois Development Finance
                Authority (Bank of America
                LOC) 4.95% 1-03-01.........     2,000,000
  4,000,000   Illinois Development Finance
                Authority (Bank One LOC)
                5.00% 1-03-01..............     4,000,000

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
ILLINOIS -- (CONTINUED)
$ 5,300,000   Illinois Development Finance
                Authority (Northern Trust
                LOC) 4.85% 1-03-01.........  $  5,300,000
 10,000,000   Illinois HFA
                (AMBAC/FNB-Chicago) 4.85%
                1-03-01....................    10,000,000
  5,300,000   Illinois HFA (AMBAC/Harris
                Trust) 4.85% 1-03-01.......     5,300,000
  5,000,000   Illinois HFA (FSA/ABN Amro)
                4.95% 1-03-01..............     5,000,000
  3,000,000   Illinois Toll Highway
                Authority (FSA/Landesbank
                Hessen-Thuringen) 4.75%
                1-04-01....................     3,000,000
  5,600,000   Illinois Toll Highway
                Authority (MBIA/Societe
                Generale) 4.70% 1-03-01....     5,600,000
  9,000,000   Lisle Health Facilities
                Authority (FNMA) 4.90%
                1-03-01....................     9,000,000
                                             ------------
                                               65,099,089
                                             ------------
INDIANA -- 4.9%
  4,000,000   Indiana Development Finance
                Authority (Bank of Nova
                Scotia LOC) 4.35%
                6-07-01....................     4,000,000
  5,700,000   Indiana HFFA (FNB-Chicago
                LOC) 4.75% 1-03-01.........     5,700,000
  6,300,000   Indiana Municipal Power
                Authority (Toronto Dominion
                LOC) 4.75% 1-03-01.........     6,300,000
  3,700,000   Rockport PCR (AMBAC/Bank of
                New York) 4.90%
                1-03-01....................     3,700,000
  2,300,000   Sullivan PCR (NRUCFC) 4.15%
                3-07-01....................     2,300,000
  1,000,000   Whiting EDA 4.40% 2-15-01....     1,000,000
                                             ------------
                                               23,000,000
                                             ------------

                       See Notes to Financial Statements.          ANNUAL REPORT

                         FREEDOM TAX EXEMPT MONEY FUND

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
MUNICIPAL SECURITIES -- (CONTINUED)
IOWA -- 2.4%
$ 3,185,000   Iowa Finance Authority (Bank
                of America LOC) 5.05%
                1-04-01....................  $  3,185,000
  5,000,000   Iowa Finance Authority
                (MBIA/Toronto Dominion)
                4.90% 1-03-01..............     5,000,000
  3,200,000   Iowa School Cash Anticipation
                Program (FSA) 4.75%
                2-01-01....................     3,201,822
                                             ------------
                                               11,386,822
                                             ------------
KENTUCKY -- 2.1%
  2,010,000   Clark County PCR (NRUCFC)
                4.30% 4-16-01..............     2,010,000
  3,000,000   Kentucky Asset Liability
                Commission 5.25% 6-27-01...     3,009,880
  5,000,000   Kentucky ISTA 5.00%
                6-29-01....................     5,014,082
                                             ------------
                                               10,033,962
                                             ------------
LOUISIANA -- 3.4%
  2,000,000   Louisiana PFA 4.65%
                1-03-01....................     2,000,000
  7,405,000   Louisiana Offshore Terminal
                Authority (Bank One LOC)
                4.70% 1-03-01..............     7,405,000
  4,000,000   Louisiana Offshore Terminal
                Authority (Bank One LOC)
                4.80% 1-03-01..............     4,000,000
  2,000,000   West Baton Rouge C.P. 4.25%
                1-11-01....................     2,000,000
    800,000   West Baton Rouge PCR 5.05%
                1-02-01....................       800,000
                                             ------------
                                               16,205,000
                                             ------------
MAINE -- 0.8%
  3,770,000   Maine HEFA (State Street Bank
                LOC) 4.90% 1-03-01.........     3,770,000
                                             ------------

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
MARYLAND -- 1.7%
$ 3,000,000   Maryland HEFA (FNB-Chicago
                LOC) 4.70% 1-03-01.........  $  3,000,000
  5,000,000   Montgomery County HCA
                (MBIA/FNB-Chicago) 4.90%
                1-03-01....................     5,000,000
                                             ------------
                                                8,000,000
                                             ------------
MICHIGAN -- 1.5%
    995,000   Ingham Economic Development
                Corp. (Banc One LOC) 4.85%
                1-03-01....................       995,000
  4,000,000   Michigan State Building
                Authority (Canadian
                Imperial Bank of
                Commerce/Bank of New
                York/Commerzebank LOC's)
                4.35% 1-25-01..............     4,000,000
  2,000,000   Saline Area School District
                4.35% 5-03-01..............     2,000,000
                                             ------------
                                                6,995,000
                                             ------------
MINNESOTA -- 0.7%
    800,000   Duluth PCR (Wachovia LOC)
                4.70% 1-04-01..............       800,000
  2,370,000   Minnesota TAANS 5.00%
                8-09-01....................     2,379,585
                                             ------------
                                                3,179,585
                                             ------------
MISSOURI -- 1.4%
  4,450,000   Columbia (Insurance Reserve
                Bonds) (Toronto Dominion
                LOC) 4.75% 1-03-01.........     4,450,000
  1,400,000   Columbia Water and Electric
                Authority (Toronto Dominion
                LOC) 4.75% 1-03-01.........     1,400,000
  1,000,000   Missouri Environmental
                Improvement Authority 5.05%
                1-03-01....................     1,000,000
                                             ------------
                                                6,850,000
                                             ------------

                       See Notes to Financial Statements.          ANNUAL REPORT

                         FREEDOM TAX EXEMPT MONEY FUND

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
MUNICIPAL SECURITIES -- (CONTINUED)
NEVADA -- 0.6%
$ 3,000,000   Clark County Airport Revenue
                (Bayerische Landesbank LOC)
                4.90% 1-03-01..............  $  3,000,000
                                             ------------
NEW MEXICO -- 1.3%
  6,000,000   New Mexico TRANS 5.00%
                6-29-01....................     6,021,998
                                             ------------
NORTH CAROLINA -- 2.5%
  4,150,000   North Carolina Educational
                Facilities (MBIA/Bank of
                America) 5.00% 1-03-01.....     4,150,000
  2,200,000   North Carolina Educational
                Facilities (Nationsbank
                LOC) 4.75% 1-03-01.........     2,200,000
  5,000,000   North Carolina Educational
                Facilities (Wachovia Bank
                LOC) 4.60% 1-04-01.........     5,000,000
    500,000   University of North Carolina
                (Wachovia LOC) 5.00%
                1-04-01....................       500,000
                                             ------------
                                               11,850,000
                                             ------------
NEW YORK -- 0.8%
  3,700,000   New York City Municipal Water
                Finance Authority
                (FGIC/FGIC-SPI) 4.95%
                1-03-01....................     3,700,000
                                             ------------
OHIO -- 2.3%
  3,000,000   Clinton County Hospital
                Finance Program (Fifth
                Third Bank LOC) 4.90%
                1-03-01....................     3,000,000
  5,905,000   Franklin County Hospital
                Revenue (Morgan Guaranty
                LOC) 4.90% 1-04-01.........     5,905,000
  2,000,000   Nordonia Hills Local School
                District 4.75% 3-20-01.....     2,001,898
                                             ------------
                                               10,906,898
                                             ------------

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
PENNSYLVANIA -- 9.8%
$10,710,000   Delaware Valley Finance
                Authority (Credit Suisse
                LOC) 4.75% 1-03-01.........  $ 10,710,000
  5,200,000   Delaware Valley RFA (Credit
                Suisse LOC) 4.75%
                1-03-01....................     5,200,000
 12,900,000   Emmaus GRA (Bayerische
                Landesbank LOC) 5.00%
                1-03-01....................    12,900,000
  8,500,000   Emmaus GRA (KBC LOC) 5.00%
                1-03-01....................     8,500,000
  4,000,000   Montgomery County IDA (Banc
                One LOC) 4.30% 1-09-01.....     4,000,000
  5,000,000   Philadelphia TRANS 5.00%
                6-29-01....................     5,015,044
                                             ------------
                                               46,325,044
                                             ------------
SOUTH CAROLINA -- 0.6%
  2,800,000   Florence County Hospital
                Revenue (FGIC/First Union)
                4.75% 1-04-01..............     2,800,000
                                             ------------
TENNESSEE -- 2.6%
  5,660,000   Clarksville PBA (Bank of
                America LOC) 5.00%
                1-04-01....................     5,660,000
  1,100,000   Hamilton County (Nationsbank
                LOC) 5.00% 1-04-01.........     1,100,000
  4,000,000   Montgomery PBA (Bank of
                America LOC) 5.00%
                1-04-01....................     4,000,000
  1,700,000   Nashville-Davidson Counties
                HEFA (Nationsbank LOC)
                5.00% 1-04-01..............     1,700,000
                                             ------------
                                               12,460,000
                                             ------------

                       See Notes to Financial Statements.          ANNUAL REPORT

                         FREEDOM TAX EXEMPT MONEY FUND

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
MUNICIPAL SECURITIES -- (CONTINUED)
TEXAS -- 14.0%
$ 9,500,000   Angelina River Authority
                (Bank of America LOC) 5.05%
                1-02-01....................  $  9,500,000
  3,650,000   Austin County IDA (Banc One
                LOC) 4.75% 1-03-01.........     3,650,000
  1,000,000   Board of Regents of the
                University of Texas (PUF)
                4.25% 1-17-01..............     1,000,000
  2,800,000   Brownsville Utility District
                (Toronto Dominion LOC)
                4.30% 3-16-01..............     2,800,000
              Dallas Area Rapid Transit
                District (West Deutsche
                Landesbank/Bayerische
                Landesbank LOC's)
  2,400,000   4.45% 1-22-01................     2,400,000
  4,000,000   4.40% 1-29-01................     4,000,000
  1,225,000   Garland ISD (Permanent School
                Fund Guaranteed LOC) 6.50%
                2-15-01....................     1,228,340
  3,000,000   Gulf Coast Waste Disposal
                Authority PCR 4.50%
                1-15-01....................     3,000,000
  5,000,000   Harris County HSA (MBIA/
                Morgan Guaranty) 5.00%
                1-03-01....................     5,000,000
  2,200,000   North Central Texas HFA
                (MBIA/Rabobank LOC) 5.00%
                1-02-01....................     2,200,000
  4,100,000   Northern Texas Higher
                Education Authority (Bank
                of America/Dexia LOC's)
                4.70% 1-03-01..............     4,100,000
  2,500,000   Northeast ISD (Permanent
                School Fund Guaranteed)
                6.50% 2-01-01..............     2,504,610
  1,000,000   Port Neches Grove ISD
                (Permanent School Fund
                Guaranteed) 7.00%
                2-15-01....................     1,003,204
    900,000   Richardson ISD (Permanent
                School Fund Guaranteed/
                United Bank of Switzerland)
                4.85% 1-04-01..............       900,000

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
TEXAS -- (CONTINUED)
$ 4,000,000   San Antonio C.P. (Landesbank
                Hessen Thuringen LOC) 4.30%
                1-08-01....................  $  4,000,000
  3,500,000   Tarrant County (Escrowed in
                U.S. Government Securities)
                5.75% 3-01-01..............     3,508,510
  2,000,000   Texas MPA (Chase/Morgan
                Guaranty/Bank of America
                LOC's) 4.45% 1-10-01.......     2,000,000
  3,100,000   Texas PFA 4.25% 1-12-01......     3,100,000
  4,000,000   Texas PFA 4.25% 2-07-01......     4,000,000
  1,600,000   Texas PFA 4.35% 2-14-01......     1,600,000
  5,000,000   Texas State TRANS 5.25%
                8-31-01....................     5,031,129
                                             ------------
                                               66,525,793
                                             ------------
UTAH -- 1.2%
  1,500,000   Intermountain Power Agency
                (AMBAC/Landesbank Hessen
                Thuringen) 4.225%
                3-15-01....................     1,500,000
  4,000,000   Utah Transit Authority
                (Bayerische Landesbank LOC)
                4.65% 1-04-01..............     4,000,000
                                             ------------
                                                5,500,000
                                             ------------
VIRGINIA -- 1.6%
  3,000,000   Arlington IDA (Escrowed in
                U.S. Government Securities)
                7.125% 9-01-01.............     3,112,371
  2,000,000   Harrisonburg Virginia
                Redevelopment and Housing
                Revenue Bonds (Banc One
                LOC) 4.98% 1-04-01.........     2,000,000
  2,395,000   Louisa County IDA
                (Nationsbank LOC) 5.00%
                1-04-01....................     2,395,000
                                             ------------
                                                7,507,371
                                             ------------

                       See Notes to Financial Statements.          ANNUAL REPORT

                         FREEDOM TAX EXEMPT MONEY FUND

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
 ---------             -----------              -----
MUNICIPAL SECURITIES -- (CONTINUED)
WASHINGTON -- 1.8%
$ 3,370,000   Port of Vancouver IDB (Bank
                of America LOC) 5.00%
                1-03-01....................  $  3,370,000
  5,100,000   Seattle Water System Revenue
                Bonds (Bayerische
                Landesbank LOC) 4.90%
                1-03-01....................     5,100,000
                                             ------------
                                                8,470,000
                                             ------------
WISCONSIN -- 0.4%
  1,900,000   Wisconsin Health and
                Education Facilities (Bank
                One LOC) 5.00% 1-03-01.....     1,900,000
                                             ------------
WYOMING -- 0.1%
    700,000   Sublette County PCR 4.95%
                1-02-01....................       700,000
                                             ------------
TOTAL INVESTMENTS -- 98.0%.................   464,761,562(a)
Other Assets & Liabilities, Net -- 2.0%....     9,361,415
                                             ------------
TOTAL NET ASSETS -- 100.00%................   474,122,977
                                             ============

------------
(a) COST FOR TAX PURPOSES IS THE SAME.

Legend:
C.P. -- Commercial Paper
EDA -- Economic Development Authority
GRA -- General Revenue Authority
HCA -- Health Care Authority
HCD -- Health Care District
HEFA -- Health Education Finance Authority
HFFA -- Health Facility Finance Authority
HFA -- Housing Finance Authority
IDA -- Industrial Development Authority
IDB -- Industrial Development Bond
ISD -- Independent School District
ISTA -- Interlocal School Transportation Authority
LOC -- Letter of Credit
MPA -- Municipal Power Authority
NRUCFC -- National Rural Utilities Cooperative Finance Corp.
PCR -- Pollution Control Revenue
PFA -- Public Finance Authority
PHD -- Public Hospital District
RFA -- Regional Finance Authority
TAANS -- Tax & Aid Anticipation Notes
TRANS -- Tax & Revenue Anticipation Notes

Insurance Abbreviations:
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Financial Guaranty Insurance Corporation
FGIC-SPI -- Financial Guaranty Insurance Corporation-Securities Purchased Inc. FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assurance Inc.
MBIA -- Municipal Bond Investors Assurance
PUF -- Permanent University Fund
SLMA -- Student Loan Marketing Association

Maturity dates for many bonds and notes represent the next scheduled date at which the interest rate may be adjusted or a "demand" or "put" feature may be exercised.

                       See Notes to Financial Statements.          ANNUAL REPORT

                              FREEDOM MUTUAL FUND

                       FREEDOM GROUP OF TAX EXEMPT FUNDS

                         NOTES TO FINANCIAL STATEMENTS

     NOTE 1. ACCOUNTING POLICIES. Freedom Mutual Fund and Freedom Group of Tax Exempt Funds (the "Trusts") are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended, as open-end management companies. The Agreements and Declarations of Trust permit the issuance of an unlimited number of shares of beneficial interest in separate series, with shares of each series representing interests in a separate portfolio of assets and operating as a separate distinct fund (a "Fund"). The Freedom Mutual Fund consists of the Freedom Cash Management Fund and the Freedom Government Securities Fund. The Freedom Group of Tax Exempt Funds consists of the Freedom Tax Exempt Money Fund and the Freedom California Tax Exempt Money Fund. The financial statements of the Freedom California Tax Exempt Money Fund are included in a separate annual report for that Fund.

     The following is a summary of significant accounting policies followed by the Trusts in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Security Valuation and Transactions. Each Trust values its portfolio securities utilizing the amortized cost valuation method. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Investment securities transactions are accounted for on the date the securities are purchased or sold.

     Expenses. The majority of the expenses of each Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable as belonging to a specific Fund are allocated in such a manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Funds.

     Trustees' fees of $6,000 per Trust, per year, plus $250 per meeting of the Board of Trustees and $350 per meeting of any committee thereof, are paid to each Trustee who is not an interested person of the Trusts. No remuneration is paid by either Trust to any Trustee or officer of that Trust who is affiliated with Freedom Capital Management Corporation, the Trusts' advisor.

     The Trusts have entered into an insurance agreement with ICI Mutual Insurance Company under which each Trust pays both an annual insurance premium and a one-time reserve premium, and is committed to provide additional funds of up to 300% of its initial annual premium if and when called upon. The Freedom Cash Management Fund has entered into a money market fund default insurance agreement with ICI Mutual Insurance Company as well.

                                                                   ANNUAL REPORT

                              FREEDOM MUTUAL FUND

                       FREEDOM GROUP OF TAX EXEMPT FUNDS

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     The Freedom Tax Exempt Money Fund has an agreement with the custodian bank under which $28,024 of custodian fees have been reduced by balance credits applied during the year ended December 31, 2000. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.

     Federal Income Tax. It is each Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. It is also the intention of the Funds to make sufficient distributions to shareholders to avoid imposition of excise tax on undistributed amounts under the Internal Revenue Code. Therefore, no federal income or excise tax provision is required.

     As of December 31, 2000, the Freedom Cash Management Fund had $106,943 of capital loss carryforwards of which $95,472, $8,517, $1,978 and $976 expire on December 31, 2001, December 31, 2005, December 31, 2007 and December 31, 2008, respectively. As of December 31, 2000, the Freedom Government Securities Fund had $32,921 of capital loss carryforwards of which $18,859, $10,260 and $3,802 expire on December 31, 2002, December 31, 2005 and December 31, 2008, respectively.

     Interest Income and Dividends to Shareholders. Interest income is accrued as earned. Dividends to shareholders are declared daily from net investment income, which consists of interest accrued or discount earned (including original issue and market discount) less amortization of premium and the estimated expenses of the Fund applicable to the dividend period.

     Other. The custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults and the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be limited or delayed.

     The Funds may purchase or sell securities on a when-issued basis. Payment and delivery may take place more than a week after the date of the transaction. The price that will be paid for the underlying securities is fixed at the time the transaction is negotiated.

     NOTE 2. INVESTMENT ADVISOR AND OTHER RELATED PARTY TRANSACTIONS. Freedom Capital Management Corporation ("FCMC") is an affiliate of Sutro & Co., Inc. ("Sutro"), Tucker Anthony Incorporated ("Tucker Anthony") and Freedom Services Corp. All are wholly owned subsidiaries of Tucker Anthony Sutro (formerly Freedom Securities Corporation).

     FCMC, the investment advisor of the Funds, furnishes the Funds with administration and other services and office facilities in Boston. For these services and facilities, each Fund pays a monthly fee, computed separately for each Fund, based upon the average daily net asset value of each Fund, at the

                                                                   ANNUAL REPORT

                              FREEDOM MUTUAL FUND

                       FREEDOM GROUP OF TAX EXEMPT FUNDS

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

annual rate of one half of one percent (.50%) on the first $500 million of average daily net assets and forty-five hundredths of one percent (.45%) for average daily net assets in excess of that amount. The Funds themselves pay no salaries or compensation to any of their officers.

     Tucker Anthony, Sutro and Freedom Distributors Corporation act as distributors of the Trusts' shares and receive no compensation for such services. As transfer agent, Freedom Services Corp. received reimbursements from the Funds for maintaining and servicing shareholder accounts for the year ended December 31, 2000 as follows:

                            CASH      GOVERNMENT       TAX
                         MANAGEMENT   SECURITIES   EXEMPT MONEY
                            FUND         FUND          FUND
                         ----------   ----------   ------------
                         $3,731,200    $279,220      $180,500
                         ==========    ========      ========

     NOTE 3. Purchases and sales (including maturities) of investments (excluding repurchase agreements) for the year ended December 31, 2000 were as follows:

                                                                                      TAX
                                                  CASH            GOVERNMENT         EXEMPT
                                               MANAGEMENT         SECURITIES         MONEY
                                                  FUND               FUND             FUND
                                             ---------------    --------------    ------------
Purchases
  U.S. Government..........................        --           $3,468,451,696         --
  Other....................................  $22,730,531,093          --          $874,211,949
Sales
  U.S. Government..........................        --           $3,479,149,535         --
  Other....................................  $22,088,872,109          --          $775,435,175

                                                                   ANNUAL REPORT

                       NO SALES OR REDEMPTION CHARGES

                                DISTRIBUTORS

                        Tucker Anthony Incorporated
                             One Beacon Street
                        Boston, Massachusetts 02108

                            Telephone Toll Free
                                800-453-8206

                          Sutro & Co. Incorporated
                           201 California Street
                      San Francisco, California 94111

                             INVESTMENT ADVISER

                   Freedom Capital Management Corporation
                             One Beacon Street
                      Boston, Massachusetts 02108-3105

                          TRANSFER AND SHAREHOLDER
                               SERVICES AGENT

                        Freedom Services Corporation
                             15 Exchange Place
                           Jersey City, NJ 07302

                            Telephone Toll Free
                                800-453-8206

                            [FLAG LOGO] FREEDOM
                           FAMILY OF MUTUAL FUNDS

For information about the Funds, please see the attached Prospectus.

No person has been authorized to give any information or to make any representations not contained in the attached
Prospectus in connection with the offering made by the Prospectus and, if given or made, such information, or representation must not be relied upon as having been authorized by a Fund or its Distributor. The attached Prospectus does not constitute an offering by any Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                                                                     FOIAPD 0201

                               FREEDOM GROUP
                               OF MONEY FUNDS

                                                                 [FREE LOGO]
                                             Freedom
                                         Cash Management
                                              Fund
                                                --
                                             Freedom
                                           Government
                                         Securities Fund
                                                --
                                             Freedom
                                           Tax Exempt
                                           Money Fund

                       PROSPECTUS - FEBRUARY 26, 2001
                     ANNUAL REPORT - DECEMBER 31, 2000